Leases - Summary Of Right-of-use Assets (Detail) ₽ in Thousands	12 Months Ended
Dec. 31, 2019 RUB (₽)
Presentation of leases for lessee [abstract]
Balance at January 1, 2019	₽ 345,051
Additions to right-of-use assets	6,391
Modification of right-of use assets	2,756
Depreciation charge for the year	(74,365)
Translation difference	(584)
Balance at December 31, 2019	₽ 279,249